Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 1,449,589	$ 818,378
Trade and other receivables	122,698	51,928
Other current financial assets	4,510	448
Current income tax recoverable	3,219	3,116
Prepaid expenses and other current assets	37,783	19,745
Total current assets	1,617,799	893,615
Satellites, property and other equipment	1,431,775	1,318,526
Deferred tax assets	46,187	79,912
Other long-term financial assets	16,348	53,425
Long-term income tax recoverable	12,277	8,418
Other long-term assets	31,254	1,504
Intangible assets	764,078	779,190
Goodwill	2,446,603	2,446,603
Total assets	6,366,321	5,581,193
Liabilities
Trade and other payables	53,761	30,091
Other current financial liabilities	36,647	35,880
Income taxes payable	5,622	7,326
Other current liabilities	85,068	88,829
Current indebtedness
Total current liabilities	181,098	162,126
Long-term indebtedness	3,792,597	3,187,152
Deferred tax liabilities	296,318	325,893
Other long-term financial liabilities	23,835	35,499
Other long-term liabilities	371,453	410,587
Partnership units liability	1,309,800
Total liabilities	5,975,101	4,121,257
Partners’ capital/Shareholders’ equity
Partners’ capital/Share capital	42,851	155,698
Accumulated earnings	306,380	1,266,514
Reserves	41,989	37,724
Total Telesat Partners’ capital/Telesat Canada Shareholders’ equity	391,220	1,459,936
Total liabilities and Partners’ capital/Shareholders’ equity	$ 6,366,321	$ 5,581,193